First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.4%
	Belgium — 3.7%
106,861	Ageas S.A./N.V. (EUR)	$5,191,457
	Denmark — 5.8%
2,298	AP Moller - Maersk A/S, Class A (DKK)	3,683,593
83,366	Sydbank A/S (DKK)	4,400,361
		8,083,954
	France — 11.4%
75,751	BNP Paribas S.A. (EUR)	4,646,800
282,351	Credit Agricole S.A. (EUR)	3,886,973
344,083	Orange S.A. (EUR)	3,431,599
166,295	Rubis S.C.A. (EUR)	4,113,492
		16,078,864
	Germany — 11.2%
11,088	Allianz SE (EUR)	3,398,563
44,209	Bayerische Motoren Werke AG (Preference Shares) (EUR)	3,315,480
304,679	K+S AG (EUR)	3,301,197
51,965	Mercedes-Benz Group AG (EUR)	2,895,946
31,349	Volkswagen AG (Preference Shares) (EUR)	2,891,386
		15,802,572
	Italy — 5.8%
338,350	Poste Italiane S.p.A. (EUR) (c) (d)	4,773,539
766,064	Snam S.p.A. (EUR)	3,393,919
		8,167,458
	Netherlands — 15.7%
409,927	ABN AMRO Bank N.V. (EUR) (c) (d)	6,322,639
96,220	ASR Nederland N.V. (EUR)	4,562,873
393,935	ING Groep N.V. (EUR)	6,173,916
115,427	NN Group N.V. (EUR)	5,030,106
		22,089,534
	Norway — 3.0%
215,040	Aker BP ASA (NOK)	4,188,061
	Poland — 2.9%
352,541	ORLEN S.A. (PLN)	4,028,845
	Spain — 3.1%
203,781	Endesa S.A. (EUR)	4,384,271
	Sweden — 3.6%
507,836	Tele2 AB, Class B (SEK)	5,014,627
	Switzerland — 4.6%
35,417	Holcim AG (CHF)	3,409,211
5,123	Zurich Insurance Group AG (CHF)	3,041,455
		6,450,666
Shares	Description	Value

	United Kingdom — 27.6%
806,111	HSBC Holdings PLC (GBP)	$7,924,973
559,040	IG Group Holdings PLC (GBP)	6,932,099
2,010,744	Legal & General Group PLC (GBP)	5,784,611
1,722,879	NatWest Group PLC (GBP)	8,672,738
81,982	Rio Tinto PLC (GBP)	4,847,344
3,019,530	Taylor Wimpey PLC (GBP)	4,615,539
		38,777,304
	Total Common Stocks	138,257,613
	(Cost $138,408,507)
MONEY MARKET FUNDS — 0.3%
417,499	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (e)	417,499
	(Cost $417,499)

	Total Investments — 98.7%	138,675,112
	(Cost $138,826,006)
	Net Other Assets and Liabilities — 1.3%	1,875,389
	Net Assets — 100.0%	$140,550,501

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Sector Allocation	% of Total Investments
Financials	58.2%
Consumer Discretionary	9.9
Utilities	8.6
Materials	8.3
Communication Services	6.1
Energy	5.9
Industrials	2.7
Money Market Funds	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	51.7%
GBP	28.0
DKK	5.8
CHF	4.7
SEK	3.6
NOK	3.0
PLN	2.9
USD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 138,257,613	$ 138,257,613	$ —	$ —
Money Market Funds	417,499	417,499	—	—
Total Investments	$138,675,112	$138,675,112	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Belgium — 1.0%
8,688	Warehouses De Pauw C.V.A. (EUR)	$170,990
	Cayman Islands — 1.0%
115,166	ESR Group Ltd. (HKD) (c) (d)	177,049
	Japan — 8.2%
193	Daiwa House REIT Investment Corp. (JPY)	284,327
375	GLP J-REIT (JPY)	294,099
278	Industrial & Infrastructure Fund Investment Corp. (JPY)	203,007
254	Mitsui Fudosan Logistics Park, Inc. (JPY)	163,850
295	Nippon Prologis REIT, Inc. (JPY)	417,907
		1,363,190
	Singapore — 9.0%
435,164	Frasers Logistics & Commercial Trust (SGD) (d)	280,412
180,800	Keppel DC REIT (SGD)	288,613
191,900	Mapletree Industrial Trust (SGD)	310,547
665,977	Mapletree Logistics Trust (SGD)	619,332
		1,498,904
	United Kingdom — 6.8%
136,520	LondonMetric Property PLC (GBP)	307,806
70,415	Segro PLC (GBP)	618,123
128,438	Tritax Big Box REIT PLC (GBP)	213,369
		1,139,298
	United States — 73.2%
5,611	American Tower Corp.	1,029,113
28,879	Americold Realty Trust, Inc.	618,011
11,121	Crown Castle, Inc.	1,009,342
7,697	Digital Realty Trust, Inc.	1,364,909
4,385	EastGroup Properties, Inc.	703,749
1,404	Equinix, Inc.	1,323,818
15,540	First Industrial Realty Trust, Inc.	779,020
64,029	LXP Industrial Trust	519,915
9,356	Plymouth Industrial REIT, Inc.	166,537
10,337	Prologis, Inc.	1,092,621
17,946	Rexford Industrial Realty, Inc.	693,792
5,242	SBA Communications Corp.	1,068,320
20,938	STAG Industrial, Inc.	708,123
12,326	Terreno Realty Corp.	728,960
75,631	Uniti Group, Inc.	415,970
		12,222,200
	Total Common Stocks	16,571,631
	(Cost $16,861,586)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
40,907	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (e)	$40,907
	(Cost $40,907)

	Total Investments — 99.5%	16,612,538
	(Cost $16,902,493)
	Net Other Assets and Liabilities — 0.5%	87,021
	Net Assets — 100.0%	$16,699,559

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Real Estate	99.8%
Money Market Funds	0.2
Total	100.0%

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	73.8%
SGD	9.0
JPY	8.2
GBP	6.9
HKD	1.1
EUR	1.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,571,631	$ 16,571,631	$ —	$ —
Money Market Funds	40,907	40,907	—	—
Total Investments	$16,612,538	$16,612,538	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Australia — 3.6%
1,362,919	Bank of Queensland Ltd. (AUD)	$5,651,975
324,285	Fortescue Ltd. (AUD)	3,663,069
1,127,254	Harvey Norman Holdings Ltd. (AUD)	3,258,323
1,038,514	IGO Ltd. (AUD)	3,066,099
330,986	Super Retail Group Ltd. (AUD)	3,109,831
		18,749,297
	Austria — 0.9%
123,309	OMV AG (EUR)	4,769,428
	Belgium — 1.3%
138,340	Ageas S.A./N.V. (EUR)	6,720,751
	Bermuda — 1.0%
695,227	CK Infrastructure Holdings Ltd. (HKD)	5,169,456
	Canada — 15.1%
2,039,055	B2Gold Corp. (CAD)	4,993,199
103,474	Bank of Nova Scotia (The) (CAD)	5,556,477
157,897	BCE, Inc. (CAD)	3,660,042
1,430,737	Birchcliff Energy Ltd. (CAD)	5,394,688
93,834	Canadian Imperial Bank of Commerce (CAD)	5,935,737
199,240	Canadian Utilities Ltd., Class A (CAD)	4,830,439
128,157	Great-West Lifeco, Inc. (CAD)	4,250,057
182,833	IGM Financial, Inc. (CAD)	5,839,412
276,918	Labrador Iron Ore Royalty Corp. (CAD)	5,573,229
263,608	Laurentian Bank of Canada (CAD)	5,310,854
151,155	Manulife Financial Corp. (CAD)	4,643,643
703,896	Peyto Exploration & Development Corp. (CAD)	8,393,181
142,843	Power Corp. of Canada (CAD)	4,455,863
27,362	South Bow Corp. (CAD)	645,670
136,808	TC Energy Corp. (CAD)	6,375,713
269,606	TELUS Corp. (CAD)	3,655,516
		79,513,720
	Cayman Islands — 1.0%
968,543	CK Hutchison Holdings Ltd. (HKD)	5,175,273
	Denmark — 2.1%
2,591	AP Moller - Maersk A/S, Class A (DKK)	4,153,259
231,819	D/S Norden A/S (DKK)	6,839,420
		10,992,679
	Finland — 1.6%
615,388	Fortum Oyj (EUR)	8,615,139
Shares	Description	Value

	France — 1.9%
1,022,314	Ayvens S.A. (EUR) (c) (d)	$6,930,924
57,410	TotalEnergies SE (EUR)	3,173,818
		10,104,742
	Germany — 8.1%
12,809	Allianz SE (EUR)	3,926,064
107,208	BASF SE (EUR)	4,715,246
58,670	Bayerische Motoren Werke AG (Preference Shares) (EUR)	4,399,992
197,953	Freenet AG (EUR)	5,647,071
103,531	Hapag-Lloyd AG (EUR) (c) (d)	16,451,026
72,547	Mercedes-Benz Group AG (EUR)	4,042,955
40,129	Volkswagen AG (Preference Shares) (EUR)	3,701,184
		42,883,538
	Hong Kong — 5.9%
2,063,678	BOC Hong Kong Holdings Ltd. (HKD)	6,629,469
2,125,544	Henderson Land Development Co., Ltd. (HKD)	6,458,748
13,719,572	PCCW Ltd. (HKD)	7,984,455
4,946,188	Sino Land Co., Ltd. (HKD)	4,999,269
2,399,063	Swire Properties Ltd. (HKD)	4,886,686
		30,958,627
	Israel — 0.8%
811,644	ICL Group Ltd. (ILS)	4,018,592
	Italy — 3.6%
2,236,101	A2A S.p.A. (EUR)	4,968,393
127,733	Azimut Holding S.p.A. (EUR)	3,174,173
319,210	Eni S.p.A. (EUR)	4,328,260
442,711	Poste Italiane S.p.A. (EUR) (c) (d)	6,245,894
		18,716,720
	Japan — 0.7%
145,270	Japan Tobacco, Inc. (JPY)	3,766,892
	Jersey — 1.0%
124,109	Janus Henderson Group PLC	5,278,356
	Luxembourg — 1.5%
160,517	APERAM S.A. (EUR)	4,193,371
761,451	B&M European Value Retail S.A. (GBP)	3,498,448
		7,691,819
	Netherlands — 3.7%
103,124	ASR Nederland N.V. (EUR)	4,890,269
38,729	LyondellBasell Industries N.V., Class A	2,876,403
140,579	NN Group N.V. (EUR)	6,126,186
328,721	SBM Offshore N.V. (EUR)	5,774,980
		19,667,838

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	New Zealand — 0.5%
1,464,933	Spark New Zealand Ltd. (NZD)	$2,417,909
	South Korea — 10.2%
859,231	BNK Financial Group, Inc. (KRW)	6,035,016
55,154	DB Insurance Co., Ltd. (KRW)	3,851,395
657,449	DGB Financial Group, Inc. (KRW)	3,653,115
109,452	Hana Financial Group, Inc. (KRW)	4,222,989
45,111	Hyundai Motor Co. (Preference Shares) (KRW)	4,780,298
511,800	Industrial Bank of Korea (KRW)	4,981,893
72,332	KB Financial Group, Inc. (KRW)	4,073,174
61,994	KT&G Corp. (KRW)	4,510,109
622,871	LG Uplus Corp. (KRW)	4,370,653
18,033	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	4,391,421
131,450	Samsung Securities Co., Ltd. (KRW)	3,884,166
465,500	Woori Financial Group, Inc. (KRW)	4,860,059
		53,614,288
	Spain — 10.3%
97,345	ACS Actividades de Construccion y Servicios S.A. (EUR)	4,884,442
932,624	Bankinter S.A. (EUR)	7,380,693
1,637,521	CaixaBank S.A. (EUR)	8,881,447
361,953	Enagas S.A. (EUR)	4,416,667
190,756	Logista Integral S.A. (EUR)	5,769,767
2,625,928	Mapfre S.A. (EUR)	6,653,290
192,111	Naturgy Energy Group S.A. (EUR)	4,652,581
322,837	Redeia Corp. S.A. (EUR)	5,517,781
1,518,576	Telefonica S.A. (EUR)	6,192,973
		54,349,641
	Sweden — 1.4%
2,581,488	Telia Co., AB (SEK)	7,156,120
	Switzerland — 2.6%
25,450	Helvetia Holding AG (CHF)	4,189,554
34,685	Swiss Re AG (CHF)	5,014,239
7,606	Zurich Insurance Group AG (CHF)	4,515,578
		13,719,371
	United Kingdom — 7.5%
3,405,871	abrdn PLC (GBP)	6,018,336
247,077	British American Tobacco PLC (GBP)	8,908,246
544,339	IG Group Holdings PLC (GBP)	6,749,806
Shares	Description	Value

	United Kingdom (Continued)
2,021,287	Legal & General Group PLC (GBP)	$5,814,942
1,237,532	Phoenix Group Holdings PLC (GBP)	7,901,217
68,637	Rio Tinto PLC (GBP)	4,058,295
		39,450,842
	United States — 12.9%
177,937	Altria Group, Inc.	9,304,326
288,324	AT&T, Inc.	6,565,138
205,463	First Interstate BancSystem, Inc., Class A	6,671,384
193,481	Kohl’s Corp.	2,716,473
101,551	Lazard, Inc.	5,227,845
447,792	Northwest Bancshares, Inc.	5,906,376
137,094	OneMain Holdings, Inc.	7,146,710
33,550	Prudential Financial, Inc.	3,976,682
293,477	Sitio Royalties Corp., Class A	5,628,889
100,770	Universal Corp.	5,526,227
122,482	Verizon Communications, Inc.	4,898,055
418,147	Western Union (The) Co.	4,432,358
		68,000,463
	Total Common Stocks	521,501,501
	(Cost $530,459,943)
MONEY MARKET FUNDS — 0.1%
534,922	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (e)	534,922
	(Cost $534,922)

	Total Investments — 99.3%	522,036,423
	(Cost $530,994,865)
	Net Other Assets and Liabilities — 0.7%	3,707,058
	Net Assets — 100.0%	$525,743,481

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	42.4%
Communication Services	10.1
Industrials	9.6
Energy	8.5
Utilities	7.3
Materials	7.1
Consumer Staples	6.1
Consumer Discretionary	5.7
Real Estate	3.1
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	32.0%
CAD	15.2
USD	14.7
KRW	10.3
GBP	8.2
HKD	7.9
AUD	3.6
CHF	2.6
DKK	2.1
SEK	1.4
ILS	0.8
JPY	0.7
NZD	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 521,501,501	$ 521,501,501	$ —	$ —
Money Market Funds	534,922	534,922	—	—
Total Investments	$522,036,423	$522,036,423	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 0.7%
14,577,173	Concord New Energy Group Ltd. (HKD)	$957,216
	Brazil — 0.4%
642,317	Serena Energia S.A. (BRL) (c)	571,840
	Canada — 10.3%
234,531	Boralex, Inc., Class A (CAD)	4,684,257
437,013	Innergex Renewable Energy, Inc. (CAD)	2,447,358
622,601	Northland Power, Inc. (CAD) (d)	7,753,005
		14,884,620
	China — 6.9%
5,372,065	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD) (d)	1,438,702
7,482,887	China Longyuan Power Group Corp., Ltd., Class H (HKD)	6,204,708
1,266,137	China Suntien Green Energy Corp., Ltd., Class H (HKD)	599,922
2,077,019	Goldwind Science & Technology Co., Ltd., Class H (HKD)	1,748,978
		9,992,310
	Denmark — 15.5%
782,104	Cadeler A/S (NOK) (c)	4,376,550
227,476	Orsted A/S (DKK) (c) (e) (f)	10,243,877
573,609	Vestas Wind Systems A/S (DKK) (c)	7,814,698
		22,435,125
	France — 3.6%
186,945	Engie S.A. (EUR)	2,964,737
53,791	Neoen S.A. (EUR) (e) (f)	2,213,177
		5,177,914
	Germany — 10.0%
16,491	Energiekontor AG (EUR)	839,591
336,471	Nordex SE (EUR) (c)	3,927,976
78,112	PNE AG (EUR) (d)	896,509
91,267	RWE AG (EUR)	2,725,559
37,439	SGL Carbon SE (EUR) (c)	155,125
114,320	Siemens Energy AG (EUR) (c)	5,965,922
		14,510,682
	Greece — 2.0%
142,696	Terna Energy S.A. (EUR)	2,947,367
	Israel — 0.9%
151,174	Energix-Renewable Energies Ltd. (ILS)	519,784
43,521	Enlight Renewable Energy Ltd. (ILS) (c)	754,779
		1,274,563
Shares	Description	Value

	Italy — 6.3%
433,863	Enel S.p.A. (EUR)	$3,094,688
149,331	ERG S.p.A. (EUR)	3,039,553
46,972	Prysmian S.p.A. (EUR)	3,000,128
		9,134,369
	Japan — 5.1%
134,400	Hitachi Ltd. (JPY)	3,362,883
639,610	Toray Industries, Inc. (JPY)	4,071,114
		7,433,997
	Netherlands — 0.8%
67,103	Fugro N.V. (EUR)	1,162,185
	Norway — 0.8%
47,962	Bonheur ASA (NOK)	1,099,679
	South Korea — 1.3%
38,805	CS Bearing Co., Ltd. (KRW) (c)	115,323
62,275	CS Wind Corp. (KRW)	1,772,457
21,858	Dongkuk Structures & Construction Co., Ltd. (KRW) (c)	35,931
		1,923,711
	Spain — 9.4%
18,885	Acciona S.A. (EUR)	2,126,394
797,297	EDP Renovaveis S.A. (EUR)	8,291,843
232,296	Iberdrola S.A. (EUR)	3,200,299
		13,618,536
	Sweden — 2.4%
437,551	Orron Energy AB (SEK) (c) (d)	281,264
173,784	SKF AB, Class B (SEK)	3,260,850
		3,542,114
	Switzerland — 1.7%
14,946	BKW AG (CHF)	2,473,571
	Taiwan — 2.1%
606,978	Century Iron & Steel Industrial Co., Ltd. (TWD)	3,036,325
	Turkey — 0.3%
434,957	Galata Wind Enerji A/S (TRY)	415,878
	United Kingdom — 1.1%
236,101	ReNew Energy Global PLC, Class A (c)	1,612,570
	United States — 18.2%
56,571	Alliant Energy Corp.	3,345,609
25,782	American Superconductor Corp. (c)	635,011
32,097	Arcosa, Inc.	3,105,064
55,130	Clearway Energy, Inc., Class C	1,433,380
16,400	GE Vernova, Inc.	5,394,452
52,084	Hexcel Corp.	3,265,667
40,944	NextEra Energy, Inc.	2,935,275
19,536	Owens Corning	3,327,371

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States (Continued)
38,997	Timken (The) Co.	$2,783,216
113,634	TPI Composites, Inc. (c) (d)	214,768
		26,439,813
	Total Common Stocks	144,644,385
	(Cost $205,751,007)
MONEY MARKET FUNDS — 0.1%
137,042	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (g)	137,042
	(Cost $137,042)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.6%
$1,197,645	Mizuho Financial Group, Inc., 4.45% (g), dated 12/31/24, due 01/02/25, with a maturity value of $1,197,941. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,221,598. (h)	1,197,645
1,150,544	RBC Dominion Securities, Inc., 4.50% (g), dated 12/31/24, due 01/02/25, with a maturity value of $1,150,832. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $1,173,555. (h)	1,150,544
	Total Repurchase Agreements	2,348,189
	(Cost $2,348,189)

	Total Investments — 101.5%	147,129,616
	(Cost $208,236,238)
	Net Other Assets and Liabilities — (1.5)%	(2,245,382)
	Net Assets — 100.0%	$144,884,234

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,244,050 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,348,189.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of December 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Utilities	53.5%
Industrials	39.6
Materials	4.8
Repurchase Agreements	1.6
Energy	0.4
Money Market Funds	0.1
Total	100.0%

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	31.6%
USD	20.8
DKK	12.3
CAD	10.1
HKD	7.4
JPY	5.0
NOK	3.7
SEK	2.4
TWD	2.1
CHF	1.7
KRW	1.3
ILS	0.9
BRL	0.4
TRY	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 144,644,385	$ 144,644,385	$ —	$ —
Money Market Funds	137,042	137,042	—	—
Repurchase Agreements	2,348,189	—	2,348,189	—
Total Investments	$147,129,616	$144,781,427	$2,348,189	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Building Products — 9.0%
893	Advanced Drainage Systems, Inc.	$103,231
932	Allegion PLC	121,794
704	Builders FirstSource, Inc. (a)	100,623
293	Carlisle Cos., Inc.	108,070
1,677	Carrier Global Corp.	114,472
1,753	Johnson Controls International PLC	138,364
227	Lennox International, Inc.	138,311
1,623	Masco Corp.	117,781
767	Owens Corning	130,635
343	Trane Technologies PLC	126,687
		1,199,968
	Construction & Engineering — 4.2%
1,295	AECOM	138,332
331	Comfort Systems USA, Inc.	140,364
305	EMCOR Group, Inc.	138,439
440	Quanta Services, Inc.	139,062
		556,197
	Construction Materials — 2.1%
252	Martin Marietta Materials, Inc.	130,158
553	Vulcan Materials Co.	142,248
		272,406
	Electric Utilities — 16.0%
2,287	Alliant Energy Corp.	135,253
1,387	American Electric Power Co., Inc.	127,923
515	Constellation Energy Corp.	115,211
1,192	Duke Energy Corp.	128,426
1,625	Edison International	129,740
2,091	Entergy Corp.	158,540
2,284	Evergy, Inc.	140,580
2,112	Eversource Energy	121,292
3,435	Exelon Corp.	129,293
3,187	FirstEnergy Corp.	126,779
1,667	NextEra Energy, Inc.	119,507
1,540	NRG Energy, Inc.	138,939
6,899	PG&E Corp.	139,222
4,285	PPL Corp.	139,091
1,528	Southern (The) Co.	125,785
2,169	Xcel Energy, Inc.	146,451
		2,122,032
	Electrical Equipment — 7.6%
799	AMETEK, Inc.	144,028
400	Eaton Corp. PLC	132,748
1,216	Emerson Electric Co.	150,699
509	GE Vernova, Inc.	167,425
Shares	Description	Value

	Electrical Equipment (Continued)
304	Hubbell, Inc.	$127,343
503	Rockwell Automation, Inc.	143,752
1,255	Vertiv Holdings Co., Class A	142,580
		1,008,575
	Energy Equipment & Services — 2.9%
3,587	Baker Hughes Co.	147,139
4,389	Halliburton Co.	119,337
3,024	Schlumberger N.V.	115,940
		382,416
	Gas Utilities — 1.0%
976	Atmos Energy Corp.	135,928
	Ground Transportation — 2.9%
3,905	CSX Corp.	126,014
548	Norfolk Southern Corp.	128,616
565	Union Pacific Corp.	128,843
		383,473
	Independent Power and Renewable Electricity Producers — 1.9%
7,783	AES (The) Corp.	100,167
1,087	Vistra Corp.	149,865
		250,032
	Industrial Conglomerates — 2.1%
1,011	3M Co.	130,510
632	Honeywell International, Inc.	142,762
		273,272
	IT Services — 7.6%
1,304	Akamai Technologies, Inc. (a)	124,728
1,459	Cloudflare, Inc., Class A (a)	157,105
832	GoDaddy, Inc., Class A (a)	164,212
461	MongoDB, Inc. (a)	107,325
1,731	Okta, Inc. (a)	136,403
1,089	Snowflake, Inc., Class A (a)	168,152
721	VeriSign, Inc. (a)	149,218
		1,007,143
	Machinery — 17.7%
340	Caterpillar, Inc.	123,338
405	Cummins, Inc.	141,183
723	Dover Corp.	135,635
1,747	Fortive Corp.	131,025
1,588	Graco, Inc.	133,853
647	IDEX Corp.	135,411
525	Illinois Tool Works, Inc.	133,119
1,368	Ingersoll Rand, Inc.	123,749
905	ITT, Inc.	129,306
532	Nordson Corp.	111,316

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
1,309	Otis Worldwide Corp.	$121,227
1,301	PACCAR, Inc.	135,330
213	Parker-Hannifin Corp.	135,474
1,401	Pentair PLC	140,997
471	Snap-on, Inc.	159,895
1,263	Stanley Black & Decker, Inc.	101,406
733	Westinghouse Air Brake Technologies Corp.	138,969
1,005	Xylem, Inc.	116,600
		2,347,833
	Metals & Mining — 3.4%
2,723	Freeport-McMoRan, Inc.	103,692
893	Nucor Corp.	104,222
471	Reliance, Inc.	126,822
1,049	Steel Dynamics, Inc.	119,659
		454,395
	Multi-Utilities — 10.2%
1,572	Ameren Corp.	140,128
4,573	CenterPoint Energy, Inc.	145,101
1,951	CMS Energy Corp.	130,034
1,328	Consolidated Edison, Inc.	118,497
2,431	Dominion Energy, Inc.	130,934
1,091	DTE Energy Co.	131,738
3,997	NiSource, Inc.	146,930
1,520	Public Service Enterprise Group, Inc.	128,425
1,659	Sempra	145,528
1,436	WEC Energy Group, Inc.	135,041
		1,352,356
	Oil, Gas & Consumable Fuels — 5.6%
703	Cheniere Energy, Inc.	151,054
5,687	Kinder Morgan, Inc.	155,824
1,424	ONEOK, Inc.	142,970
829	Targa Resources Corp.	147,976
2,727	Williams (The) Cos., Inc.	147,585
		745,409
	Specialized REITs — 4.8%
619	American Tower Corp.	113,531
1,227	Crown Castle, Inc.	111,363
849	Digital Realty Trust, Inc.	150,553
155	Equinix, Inc.	146,148
579	SBA Communications Corp.	118,000
		639,595
	Water Utilities — 0.9%
991	American Water Works Co., Inc.	123,370
	Total Common Stocks	13,254,400
	(Cost $11,234,833)
Shares	Description	Value
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/31/30 (EUR) (a) (c) (d) (e)	$3
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
8,580	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	8,580
	(Cost $8,580)

	Total Investments — 100.0%	13,262,983
	(Cost $11,243,413)
	Net Other Assets and Liabilities — 0.0%	4,819
	Net Assets — 100.0%	$13,267,802

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $3 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,254,400	$ 13,254,400	$ —	$ —
Warrants*	3	—	—	3
Money Market Funds	8,580	8,580	—	—
Total Investments	$13,262,983	$13,262,980	$—	$3

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 0.1%
18,108	Verbund AG (EUR)	$1,313,003
	Belgium — 0.5%
141,839	Elia Group S.A./N.V. (EUR)	10,931,149
	Brazil — 2.9%
1,329,261	Alupar Investimento S.A. (BRL)	5,684,676
7,395	Centrais Eletricas Brasileiras S.A., ADR (c)	42,300
3,873,657	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	5,737,265
1,457,776	Energisa S.A. (BRL)	8,608,119
5,234,339	Equatorial Energia S.A. (BRL)	23,215,340
1,210,707	Isa Energia Brasil S.A. (Preference Shares) (BRL)	4,509,395
1,444,803	Transmissora Alianca de Energia Eletrica S.A. (BRL)	7,684,911
318,906	WEG S.A. (BRL)	2,724,033
		58,206,039
	Canada — 2.3%
75,567	Fortis, Inc. (CAD)	3,140,017
38,276	Hammond Power Solutions, Inc. (CAD)	3,409,678
1,332,414	Hydro One Ltd. (CAD) (d) (e)	41,035,144
6,215	Stella-Jones, Inc. (CAD)	307,799
		47,892,638
	Cayman Islands — 0.1%
1,922,101	Wasion Holdings Ltd. (HKD)	1,764,542
	China — 0.3%
166,630	BYD Co., Ltd., Class H (HKD)	5,719,784
	Denmark — 0.7%
214,033	NKT A/S (DKK) (f)	15,296,141
	France — 10.0%
259,282	Engie S.A. (EUR)	4,111,921
130,284	Nexans S.A. (EUR)	14,062,288
668,096	Schneider Electric SE (EUR)	166,714,309
615,999	SPIE S.A. (EUR)	19,168,015
		204,056,533
	Germany — 1.6%
321,094	E.ON SE (EUR)	3,740,148
184,553	Infineon Technologies AG (EUR)	6,002,718
106,978	Siemens AG (EUR)	20,894,946
80,041	SMA Solar Technology AG (EUR) (c)	1,124,267
		31,762,079
	Ireland — 17.5%
457,685	Eaton Corp. PLC	151,891,921
Shares	Description	Value

	Ireland (Continued)
2,048,939	Johnson Controls International PLC	$161,722,755
635,928	nVent Electric PLC	43,344,853
		356,959,529
	Italy — 6.4%
1,096,877	Enel S.p.A. (EUR)	7,823,879
1,178,479	Prysmian S.p.A. (EUR)	75,270,114
5,900,834	Terna-Rete Elettrica Nazionale (EUR)	46,576,363
		129,670,356
	Japan — 1.9%
95,500	Daihen Corp. (JPY)	4,910,197
15,335	GS Yuasa Corp. (JPY)	258,369
704,520	Hitachi Ltd. (JPY)	17,628,112
179,499	Meidensha Corp. (JPY)	4,990,995
37,925	NGK Insulators Ltd. (JPY)	485,195
182,200	Osaki Electric Co., Ltd. (JPY)	900,897
372,970	Panasonic Holdings Corp. (JPY)	3,894,561
270,000	Renesas Electronics Corp. (JPY)	3,511,742
114,600	Sumitomo Electric Industries Ltd. (JPY)	2,078,306
44,400	Takaoka Toko Co., Ltd. (JPY)	586,658
		39,245,032
	Jersey — 2.7%
926,579	Aptiv PLC (f)	56,039,498
	Netherlands — 0.4%
91,218	Alfen N.V. (EUR) (c) (d) (e) (f)	1,136,693
32,828	NXP Semiconductors N.V.	6,823,300
14,102	STMicroelectronics N.V.	352,127
		8,312,120
	Portugal — 0.2%
381,475	EDP S.A. (EUR)	1,221,412
1,483,021	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	3,502,510
		4,723,922
	South Korea — 3.3%
83,149	HD Hyundai Electric Co., Ltd. (KRW)	21,575,871
496	Hyosung Heavy Industries Corp. (KRW)	132,410
99,994	Iljin Electric Co., Ltd. (KRW)	1,850,923
54,102	LS Electric Co., Ltd. (KRW)	5,909,453
210,527	Samsung SDI Co., Ltd. (KRW)	35,394,106
414,432	Taihan Electric Wire Co., Ltd. (KRW) (f)	3,138,890
		68,001,653
	Spain — 2.0%
822,028	Iberdrola S.A. (EUR)	11,324,928
1,701,938	Redeia Corp. S.A. (EUR)	29,088,738
		40,413,666

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Switzerland — 8.3%
3,010,680	ABB Ltd. (CHF)	$162,783,392
103,056	Landis+Gyr Group AG (CHF)	6,529,359
		169,312,751
	Taiwan — 2.5%
83,971	Advantech Co., Ltd. (TWD)	887,491
1,122,033	Allis Electric Co., Ltd. (TWD)	3,439,562
64,984	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	305,252
915,303	Fortune Electric Co., Ltd. (TWD)	15,718,269
1,245,405	Shihlin Electric & Engineering Corp. (TWD)	7,293,622
3,244,663	Ta Ya Electric Wire & Cable (TWD)	4,384,345
331,104	Voltronic Power Technology Corp. (TWD)	18,784,897
		50,813,438
	United Kingdom — 8.1%
13,619,056	National Grid PLC (GBP)	161,971,272
155,938	SSE PLC (GBP)	3,131,293
		165,102,565
	United States — 28.0%
120,079	Advanced Energy Industries, Inc.	13,884,735
92,919	AES (The) Corp.	1,195,868
145,608	American Superconductor Corp. (f)	3,586,325
71,645	Analog Devices, Inc.	15,221,697
6,374	Arcosa, Inc.	616,621
136,134	Atkore, Inc.	11,360,382
3,133	AZZ, Inc.	256,655
4,904	Belden, Inc.	552,239
568,896	Cisco Systems, Inc.	33,678,643
4,449	Digi International, Inc. (f)	134,493
86,646	Emerson Electric Co.	10,738,039
5,385	EnerSys	497,736
526,963	Enphase Energy, Inc. (f)	36,191,819
3,370	ESCO Technologies, Inc.	448,918
217,449	Fluence Energy, Inc. (f)	3,453,090
38,536	GE Vernova, Inc.	12,675,646
8,589	Generac Holdings, Inc. (f)	1,331,724
98,810	Honeywell International, Inc.	22,320,191
186,729	Hubbell, Inc.	78,218,911
132,076	International Business Machines Corp.	29,034,267
160,737	Itron, Inc. (f)	17,452,823
3,469	Littelfuse, Inc.	817,470
8,789	MasTec, Inc. (f)	1,196,534
56,796	MYR Group, Inc. (f)	8,449,541
Shares	Description	Value

	United States (Continued)
310,712	NVIDIA Corp.	$41,725,514
232,395	Oracle Corp.	38,726,303
10,886	Preformed Line Products Co.	1,391,122
158,695	QUALCOMM, Inc.	24,378,726
249,368	Quanta Services, Inc.	78,812,756
216,304	SolarEdge Technologies, Inc. (c) (f)	2,941,734
124,453	Tesla, Inc. (f)	50,259,100
130,301	Texas Instruments, Inc.	24,432,741
35,254	Trimble, Inc. (f)	2,491,048
2,801	Valmont Industries, Inc.	858,983
6,925	WESCO International, Inc.	1,253,148
55,684	Willdan Group, Inc. (f)	2,121,004
		572,706,546
	Total Common Stocks	2,038,242,984
	(Cost $1,923,524,171)
MONEY MARKET FUNDS — 0.0%
481,284	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (g)	481,284
	(Cost $481,284)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$2,038,293	Mizuho Financial Group, Inc., 4.45% (g), dated 12/31/24, due 01/02/25, with a maturity value of $2,038,797. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $2,079,060. (h)	$2,038,293
1,958,272	RBC Dominion Securities, Inc., 4.50% (g), dated 12/31/24, due 01/02/25, with a maturity value of $1,958,762. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $1,997,438. (h)	1,958,272
	Total Repurchase Agreements	3,996,565
	(Cost $3,996,565)

	Total Investments — 100.0%	2,042,720,833
	(Cost $1,928,002,020)
	Net Other Assets and Liabilities — (0.0)%	(735,031)
	Net Assets — 100.0%	$2,041,985,802

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $3,885,313 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,996,565.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of December 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	58.2%
Utilities	18.9
Information Technology	16.9
Consumer Discretionary	5.8
Repurchase Agreements	0.2
Money Market Funds	0.0‡
Materials	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	48.9%
EUR	20.8
CHF	8.3
GBP	8.1
KRW	3.3
BRL	2.8
TWD	2.5
CAD	2.3
JPY	1.9
DKK	0.7
HKD	0.4
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,038,242,984	$ 2,038,242,984	$ —	$ —
Money Market Funds	481,284	481,284	—	—
Repurchase Agreements	3,996,565	—	3,996,565	—
Total Investments	$2,042,720,833	$2,038,724,268	$3,996,565	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 4.5%
277,358	Gold Road Resources Ltd. (AUD)	$351,925
55,942	GrainCorp Ltd., Class A (AUD)	254,150
160,657	IGO Ltd. (AUD)	474,322
464,205	Origin Energy Ltd. (AUD)	3,131,783
370,212	Perseus Mining Ltd. (AUD)	588,897
		4,801,077
	Brazil — 0.2%
51,303	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	172,896
	Canada — 35.3%
130,833	Agnico Eagle Mines Ltd.	10,232,449
113,675	Alamos Gold, Inc., Class A	2,096,167
159,675	ARC Resources Ltd. (CAD)	2,895,911
71,416	Birchcliff Energy Ltd. (CAD)	269,279
350,846	Canadian Natural Resources Ltd. (CAD)	10,832,061
48,219	Dundee Precious Metals, Inc. (CAD)	437,424
331,274	Kinross Gold Corp.	3,070,910
108,490	Nutrien Ltd.	4,854,927
26,296	Parex Resources, Inc. (CAD)	266,719
51,764	Peyto Exploration & Development Corp. (CAD) (c)	617,228
13,950	West Fraser Timber Co., Ltd. (CAD)	1,208,719
156,744	Whitecap Resources, Inc. (CAD)	1,112,240
		37,894,034
	China — 4.3%
980,108	CMOC Group Ltd., Class H (HKD)	662,521
860,103	Yankuang Energy Group Co., Ltd., Class H (HKD) (c)	991,151
1,606,604	Zijin Mining Group Co., Ltd., Class H (HKD)	2,924,991
		4,578,663
	Colombia — 4.1%
557,888	Ecopetrol S.A., ADR (c)	4,418,473
	Hong Kong — 0.6%
769,323	Guangdong Investment Ltd. (HKD)	664,657
	India — 3.2%
616,481	Coal India Ltd. (INR)	2,766,158
61,072	Gujarat State Fertilizers & Chemicals Ltd. (INR)	140,985
42,412	Tata Chemicals Ltd. (INR)	521,247
		3,428,390
	Ireland — 4.2%
44,593	Pentair PLC	4,487,839
Shares	Description	Value

	Japan — 2.7%
229,100	Inpex Corp. (JPY) (c)	$2,869,119
	Luxembourg — 0.4%
22,947	Adecoagro S.A.	216,390
10,296	APERAM S.A. (EUR)	268,975
		485,365
	Norway — 1.5%
83,154	Aker BP ASA (NOK)	1,619,485
	Switzerland — 2.7%
37,517	Bunge Global S.A.	2,917,322
	United Kingdom — 0.4%
139,743	Harbour Energy PLC (GBP)	446,805
	United States — 35.6%
23,977	Alliance Resource Partners, L.P. (d)	630,355
51,322	American Water Works Co., Inc.	6,389,076
8,776	Andersons (The), Inc.	355,603
16,004	California Water Service Group	725,461
46,870	CF Industries Holdings, Inc.	3,998,948
74,358	Essential Utilities, Inc.	2,700,683
33,648	FMC Corp.	1,635,629
265,774	Freeport-McMoRan, Inc.	10,120,674
4,718	Middlesex Water Co.	248,308
85,512	Mosaic (The) Co.	2,101,885
25,085	Northern Oil & Gas, Inc.	932,159
8,274	SJW Group	407,246
16,147	UFP Industries, Inc.	1,818,960
7,329	Watts Water Technologies, Inc., Class A	1,489,986
168,165	Weyerhaeuser Co.	4,733,845
		38,288,818
	Total Common Stocks	107,072,943
	(Cost $116,178,507)
MONEY MARKET FUNDS — 0.1%
113,037	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (e)	113,037
	(Cost $113,037)

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.0%
$3,275,437	Mizuho Financial Group, Inc., 4.45% (e), dated 12/31/24, due 01/02/25, with a maturity value of $3,276,247. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $3,340,947. (f)	$3,275,437
3,146,700	RBC Dominion Securities, Inc., 4.50% (e), dated 12/31/24, due 01/02/25, with a maturity value of $3,147,487. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $3,209,634. (f)	3,146,700
	Total Repurchase Agreements	6,422,137
	(Cost $6,422,137)

	Total Investments — 105.8%	113,608,117
	(Cost $122,713,681)
	Net Other Assets and Liabilities — (5.8)%	(6,235,502)
	Net Assets — 100.0%	$107,372,615

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $6,215,609 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,422,137.

(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of December 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	40.2%
Energy	27.0
Utilities	12.7
Industrials	6.9
Repurchase Agreements	5.6
Real Estate	4.2
Consumer Staples	3.3
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	67.9%
CAD	15.5
HKD	4.6
AUD	4.2
INR	3.0
JPY	2.5
NOK	1.4
GBP	0.4
EUR	0.3
BRL	0.2
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 107,072,943	$ 107,072,943	$ —	$ —
Money Market Funds	113,037	113,037	—	—
Repurchase Agreements	6,422,137	—	6,422,137	—
Total Investments	$113,608,117	$107,185,980	$6,422,137	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 1.0%
24,080	Incitec Pivot Ltd. (AUD)	$43,670
4,900	Nufarm Ltd. (AUD)	10,736
		54,406
	Canada — 4.4%
5,501	Nutrien Ltd. (CAD)	246,147
	Chile — 1.2%
1,830	Sociedad Quimica y Minera de Chile S.A., ADR	66,539
	China — 0.1%
5,948	First Tractor Co., Ltd., Class H (HKD)	5,499
	Germany — 15.7%
11,311	BASF SE (EUR)	497,483
12,584	Bayer AG (EUR)	251,761
5,980	Evonik Industries AG (EUR)	103,632
2,298	K+S AG (EUR)	24,899
		877,775
	India — 17.6%
5,133	Chambal Fertilisers and Chemicals Ltd. (INR)	29,615
3,774	Coromandel International Ltd. (INR)	82,871
1,433	Escorts Kubota Ltd. (INR)	55,780
1,882	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (INR)	12,288
5,105	Gujarat State Fertilizers & Chemicals Ltd. (INR)	11,785
15,708	Mahindra & Mahindra Ltd. (INR)	551,728
1,944	PI Industries Ltd. (INR)	83,689
7,068	Rashtriya Chemicals & Fertilizers Ltd. (INR)	14,348
6,395	Sumitomo Chemical India Ltd. (INR)	39,791
3,264	Tata Chemicals Ltd. (INR)	40,115
10,818	UPL Ltd. (INR)	63,306
		985,316
	Israel — 1.5%
16,517	ICL Group Ltd. (ILS)	81,779
	Japan — 6.5%
15,100	Kubota Corp. (JPY)	176,484
2,600	Mitsui Chemicals, Inc. (JPY)	57,339
700	Nippon Soda Co., Ltd. (JPY)	12,937
1,800	Nissan Chemical Corp. (JPY)	56,616
600	Sakata Seed Corp. (JPY)	13,213
21,200	Sumitomo Chemical Co., Ltd. (JPY)	47,023
		363,612
Shares	Description	Value

	Malaysia — 2.1%
102,501	Petronas Chemicals Group Bhd (MYR)	$118,513
	Mexico — 0.3%
25,194	Orbia Advance Corp. S.A.B. de C.V. (MXN)	18,100
	Netherlands — 3.8%
16,002	CNH Industrial N.V.	181,302
2,712	OCI N.V. (EUR)	30,382
		211,684
	Qatar — 4.8%
73,867	Industries Qatar QSC (QAR)	269,216
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.2%
80,000	Wilmar International Ltd. (SGD)	181,598
	Switzerland — 3.3%
131	Bucher Industries AG (CHF)	47,056
1,789	Bunge Global S.A.	139,113
		186,169
	Turkey — 1.1%
4,278	Gubre Fabrikalari T.A.S. (TRY) (d)	34,711
1,283	Turk Traktor ve Ziraat Makineleri A/S (TRY)	27,199
		61,910
	United Arab Emirates — 1.3%
106,373	Fertiglobe PLC (AED)	70,953
	United States — 31.7%
956	AGCO Corp.	89,367
155	Alamo Group, Inc.	28,816
2,230	CF Industries Holdings, Inc.	190,264
8,682	Corteva, Inc.	494,527
1,296	Deere & Co.	549,115
1,599	FMC Corp.	77,727
139	Lindsay Corp.	16,445
4,070	Mosaic (The) Co.	100,041
735	Scotts Miracle-Gro (The) Co.	48,760
578	SiteOne Landscape Supply, Inc. (d)	76,163
1,315	Toro (The) Co.	105,331
		1,776,556
	Total Common Stocks	5,575,772
	(Cost $7,601,881)

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
55,105	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (g)	$55,105
	(Cost $55,105)

	Total Investments — 100.6%	5,630,877
	(Cost $7,656,986)
	Net Other Assets and Liabilities — (0.6)%	(35,606)
	Net Assets — 100.0%	$5,595,271

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	49.9%
Industrials	28.9
Consumer Discretionary	9.8
Consumer Staples	5.9
Health Care	4.5
Money Market Funds	1.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	39.4%
INR	17.5
EUR	16.1
JPY	6.5
QAR	4.8
CAD	4.4
SGD	3.2
MYR	2.1
ILS	1.4
AED	1.3
TRY	1.1
AUD	1.0
CHF	0.8
MXN	0.3
HKD	0.1
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Other Country Categories*	5,575,772	5,575,772	—	—
Money Market Funds	55,105	55,105	—	—
Total Investments	$5,630,877	$5,630,877	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 0.5%
786,417	Telstra Group Ltd. (AUD)	$1,951,878
	Brazil — 0.5%
245,111	Telefonica Brasil S.A., ADR	1,850,588
	Canada — 1.5%
78,072	BCE, Inc. (CAD)	1,809,704
59,820	Rogers Communications, Inc., Class B (CAD)	1,838,983
136,784	TELUS Corp. (CAD)	1,854,618
		5,503,305
	Cayman Islands — 1.4%
1,168,766	Xiaomi Corp., Class B (HKD) (c) (d) (e)	5,191,740
	China — 3.0%
34,200,554	China Tower Corp., Ltd., Class H (HKD) (c) (e)	4,931,936
1,907,739	ZTE Corp., Class H (HKD)	5,981,143
		10,913,079
	Finland — 2.6%
108,661	Elisa Oyj (EUR)	4,704,865
1,072,344	Nokia Oyj, ADR	4,750,484
		9,455,349
	France — 0.6%
201,909	Orange S.A. (EUR)	2,013,673
	Germany — 1.7%
64,484	Deutsche Telekom AG (EUR)	1,929,731
136,694	Infineon Technologies AG (EUR)	4,446,070
		6,375,801
	Guernsey — 1.2%
53,714	Amdocs Ltd.	4,573,210
	Hong Kong — 1.4%
3,892,386	Lenovo Group Ltd. (HKD)	5,051,760
	India — 6.7%
106,511	Bharti Airtel Ltd. (INR)	1,975,300
208,282	HCL Technologies Ltd. (INR)	4,664,670
204,322	Infosys Ltd., ADR (f)	4,478,738
90,457	Tata Consultancy Services Ltd. (INR)	4,326,447
225,261	Tech Mahindra Ltd. (INR)	4,489,236
1,305,078	Wipro Ltd., ADR (f)	4,619,976
		24,554,367
	Indonesia — 0.5%
11,419,496	Telkom Indonesia Persero Tbk PT (IDR)	1,922,761
	Italy — 3.1%
456,517	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e)	4,641,352
Shares	Description	Value

	Italy (Continued)
73,390	Prysmian S.p.A. (EUR)	$4,687,460
7,625,008	Telecom Italia S.p.A. (EUR) (d)	1,947,738
		11,276,550
	Japan — 10.6%
252,520	Fujitsu Ltd. (JPY)	4,492,864
61,248	KDDI Corp. (JPY)	1,962,645
462,584	Kyocera Corp. (JPY)	4,631,867
268,165	Mitsubishi Electric Corp. (JPY)	4,579,487
54,959	NEC Corp. (JPY)	4,792,256
4,638,150	Nippon Telegraph & Telephone Corp. (JPY)	4,657,458
355,059	Renesas Electronics Corp. (JPY)	4,618,057
3,592,580	SoftBank Corp. (JPY)	4,541,385
208,980	Sony Group Corp. (JPY)	4,474,585
		38,750,604
	Malaysia — 0.6%
2,513,255	CelcomDigi Bhd (MYR)	2,034,660
	Mexico — 0.5%
2,667,558	America Movil S.A.B. de C.V., Series B (MXN)	1,912,618
	Netherlands — 3.0%
541,405	Koninklijke KPN N.V. (EUR)	1,971,264
21,818	NXP Semiconductors N.V.	4,534,871
180,986	STMicroelectronics N.V. (EUR)	4,501,263
		11,007,398
	New Zealand — 0.6%
1,222,960	Spark New Zealand Ltd. (NZD)	2,018,526
	Norway — 0.5%
178,452	Telenor ASA (NOK)	1,989,349
	Philippines — 0.6%
56,625	Globe Telecom, Inc. (PHP)	2,137,938
	Qatar — 0.5%
620,647	Ooredoo QPSC (QAR)	1,968,820
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (g) (h) (i)	0
	Singapore — 0.5%
883,852	Singapore Telecommunications Ltd. (SGD)	1,993,384
	South Africa — 1.1%
418,792	MTN Group Ltd. (ZAR)	2,041,448
338,431	Vodacom Group Ltd. (ZAR)	1,817,758
		3,859,206
	South Korea — 4.6%
130,835	KT Corp., ADR	2,030,559
77,452	LG Electronics, Inc. (KRW)	4,393,059
121,651	Samsung Electronics Co., Ltd. (KRW)	4,396,178

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
49,100	Samsung SDS Co., Ltd. (KRW)	$4,262,460
51,234	SK Telecom Co., Ltd. (KRW)	1,921,079
		17,003,335
	Spain — 1.0%
58,540	Cellnex Telecom S.A. (EUR) (c) (d) (e)	1,850,087
450,245	Telefonica S.A. (EUR)	1,836,164
		3,686,251
	Sweden — 2.4%
197,954	Tele2 AB, Class B (SEK)	1,954,697
574,650	Telefonaktiebolaget LM Ericsson, Class B (SEK)	4,668,315
728,639	Telia Co., AB (SEK)	2,019,854
		8,642,866
	Switzerland — 0.5%
3,562	Swisscom AG (CHF)	1,980,088
	Taiwan — 10.9%
438,853	Advantech Co., Ltd. (TWD)	4,638,246
983,925	ASE Technology Holding Co., Ltd. (TWD)	4,861,927
532,443	Chunghwa Telecom Co., Ltd. (TWD)	2,005,725
370,447	Delta Electronics, Inc. (TWD)	4,864,416
732,258	Far EasTone Telecommunications Co., Ltd. (TWD)	1,996,793
111,939	MediaTek, Inc. (TWD)	4,831,359
576,814	Taiwan Mobile Co., Ltd. (TWD)	1,996,931
24,812	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,900,122
3,634,734	United Microelectronics Corp. (TWD)	4,772,844
62,668	Wiwynn Corp. (TWD)	5,008,164
		39,876,527
	Thailand — 0.5%
238,400	Advanced Info Service PCL (THB)	2,006,769
	United Arab Emirates — 0.5%
451,789	Emirates Telecommunications Group Co. PJSC (AED)	2,007,377
	United Kingdom — 1.8%
2,475,928	BT Group PLC (GBP)	4,464,971
2,310,848	Vodafone Group PLC (GBP)	1,975,875
		6,440,846
	United States — 34.5%
36,374	Advanced Micro Devices, Inc. (d)	4,393,616
24,011	American Tower Corp.	4,403,858
21,819	Analog Devices, Inc.	4,635,665
Shares	Description	Value

	United States (Continued)
19,158	Apple, Inc.	$4,797,546
44,447	Arista Networks, Inc. (d)	4,912,727
86,565	AT&T, Inc.	1,971,085
26,295	Broadcom, Inc.	6,096,233
56,205	Ciena Corp. (d)	4,766,746
80,722	Cisco Systems, Inc.	4,778,742
48,096	Crown Castle, Inc.	4,365,193
25,386	Digital Realty Trust, Inc.	4,501,699
4,871	Equinix, Inc.	4,592,817
18,161	F5, Inc. (d)	4,566,947
217,613	Hewlett Packard Enterprise Co.	4,646,038
228,608	Intel Corp.	4,583,590
20,453	International Business Machines Corp.	4,496,183
127,359	Juniper Networks, Inc.	4,769,595
28,218	Keysight Technologies, Inc. (d)	4,532,657
43,580	Marvell Technology, Inc.	4,813,411
77,244	Microchip Technology, Inc.	4,429,943
48,356	Micron Technology, Inc.	4,069,641
10,109	Motorola Solutions, Inc.	4,672,683
34,589	NVIDIA Corp.	4,644,957
68,215	Qorvo, Inc. (d)	4,770,275
30,021	QUALCOMM, Inc.	4,611,826
21,988	SBA Communications Corp.	4,481,154
52,995	Skyworks Solutions, Inc.	4,699,597
8,669	T-Mobile US, Inc.	1,913,508
48,055	Verizon Communications, Inc.	1,921,719
		126,839,651
	Total Common Stocks	366,790,274
	(Cost $349,361,549)
MONEY MARKET FUNDS — 0.2%
632,601	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (j)	632,601
	(Cost $632,601)

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$2,149,904	Mizuho Financial Group, Inc., 4.45% (j), dated 12/31/24, due 01/02/25, with a maturity value of $2,150,436. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $2,192,903. (k)	$2,149,904
2,065,299	RBC Dominion Securities, Inc., 4.50% (j), dated 12/31/24, due 01/02/25, with a maturity value of $2,065,815. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $2,106,605. (k)	2,065,299
	Total Repurchase Agreements	4,215,203
	(Cost $4,215,203)

	Total Investments — 101.2%	371,638,078
	(Cost $354,209,353)
	Net Other Assets and Liabilities — (1.2)%	(4,286,109)
	Net Assets — 100.0%	$367,351,969

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $4,036,118 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,215,203.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of December 31, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippine Peso
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Sector Allocation	% of Total Investments
Information Technology	60.8%
Communication Services	27.0
Real Estate	6.0
Industrials	2.5
Consumer Discretionary	2.4
Repurchase Agreements	1.1
Money Market Funds	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	44.0%
JPY	10.4
TWD	9.4
EUR	9.3
HKD	5.7
INR	4.2
KRW	4.0
SEK	2.3
GBP	1.7
CAD	1.5
ZAR	1.0
PHP	0.6
MYR	0.6
NZD	0.6
AED	0.6
THB	0.6
SGD	0.5
NOK	0.5
CHF	0.5
QAR	0.5
AUD	0.5
IDR	0.5
MXN	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	2,006,769	—	2,006,769	—
Other Country Categories*	364,783,505	364,783,505	—	—
Money Market Funds	632,601	632,601	—	—
Repurchase Agreements	4,215,203	—	4,215,203	—
Total Investments	$371,638,078	$365,416,106	$6,221,972	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.7%
39,615	IGO Ltd. (AUD)	$116,959
73,938	Pilbara Minerals Ltd. (AUD) (c)	100,223
		217,182
	Austria — 0.3%
11,963	ams-OSRAM AG (CHF) (c)	78,246
	Canada — 1.7%
59,970	BlackBerry Ltd. (c)	226,687
3,517	Magna International, Inc.	146,975
10,687	Sigma Lithium Corp. (c) (d)	119,908
		493,570
	Cayman Islands — 4.2%
2,467	Ambarella, Inc. (c)	179,450
1,414	Baidu, Inc., ADR (c)	119,214
87,278	Geely Automobile Holdings Ltd. (HKD)	166,540
5,401	Li Auto, Inc., ADR (c)	129,570
23,332	NIO, Inc., ADR (c)	101,728
60,325	RoboSense Technology Co., Ltd. (HKD) (c)	238,453
11,464	XPeng, Inc., ADR (c)	135,504
84,248	Yadea Group Holdings Ltd. (HKD) (e) (f)	140,365
		1,210,824
	Chile — 0.4%
3,304	Sociedad Quimica y Minera de Chile S.A., ADR (d)	120,134
	China — 2.5%
5,295	BYD Co., Ltd., Class H (HKD)	181,757
51,627	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (e) (f)	133,610
72,731	Great Wall Motor Co., Ltd., Class H (HKD)	127,919
41,986	Tianqi Lithium Corp., Class H (HKD)	130,013
34,616	Zhejiang Leapmotor Technology Co., Ltd. (HKD) (c) (e) (f)	145,076
		718,375
	France — 3.2%
15,709	Forvia SE (EUR)	141,242
2,643	Schneider Electric SE (EUR)	659,525
13,161	Valeo SE (EUR)	126,949
		927,716
	Germany — 2.8%
1,734	Bayerische Motoren Werke AG (EUR)	141,861
2,231	Continental AG (EUR)	149,798
6,385	Infineon Technologies AG (EUR)	207,677
Shares	Description	Value

	Germany (Continued)
3,835	Mercedes-Benz Group AG (EUR)	$213,720
1,459	Wacker Chemie AG (EUR)	105,852
		818,908
	Indonesia — 0.3%
888,059	Merdeka Copper Gold Tbk PT (IDR) (c)	89,110
	Ireland — 0.7%
1,488	TE Connectivity PLC	212,739
	Japan — 8.7%
13,600	Aisin Corp. (JPY)	153,637
14,000	Alps Alpine Co., Ltd. (JPY)	143,475
10,100	Denso Corp. (JPY)	142,149
6,000	Furukawa Electric Co., Ltd. (JPY)	254,918
19,592	Honda Motor Co., Ltd. (JPY)	191,132
7,200	NIDEC CORP. (JPY)	130,643
54,009	Nissan Motor Co., Ltd. (JPY)	164,761
16,500	Panasonic Holdings Corp. (JPY)	172,293
10,300	Renesas Electronics Corp. (JPY)	133,966
8,310	Subaru Corp. (JPY)	148,988
45,660	Toyota Motor Corp. (JPY)	912,939
		2,548,901
	Jersey — 0.9%
2,051	Aptiv PLC (c)	124,044
26,244	Arcadium Lithium PLC (c)	134,632
		258,676
	Netherlands — 2.8%
640	Ferrari N.V. (EUR)	273,398
1,248	NXP Semiconductors N.V.	259,397
10,896	Stellantis N.V. (EUR)	142,099
5,194	STMicroelectronics N.V.	129,694
		804,588
	South Korea — 6.8%
1,052	Ecopro BM Co., Ltd. (KRW) (c)	78,535
885	Hyundai Mobis Co., Ltd. (KRW)	142,175
899	Hyundai Motor Co. (KRW)	129,462
1,944	Kia Corp. (KRW)	132,976
550	LG Chem Ltd. (KRW) (c)	93,401
4,665	Lotte Energy Materials Corp. (KRW) (c)	74,785
775	POSCO Future M Co., Ltd. (KRW)	74,807
29,944	Samsung Electronics Co., Ltd. (KRW)	1,082,105
530	Samsung SDI Co., Ltd. (KRW)	89,104
5,212	SK IE Technology Co., Ltd. (KRW) (c) (e) (f)	79,836
		1,977,186

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden — 0.7%
8,128	Volvo AB, Class B (SEK)	$197,326
	Taiwan — 4.8%
7,031	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,388,552
	United Kingdom — 0.7%
98,392	Polestar Automotive Holding UK PLC, Class A, ADR (c) (d)	103,312
4,121	Sensata Technologies Holding PLC	112,915
		216,227
	United States — 57.6%
12,653	Adeia, Inc.	176,889
7,956	Advanced Micro Devices, Inc. (c)	961,005
1,410	Albemarle Corp. (d)	121,373
7,066	Allegro MicroSystems, Inc. (c)	154,463
8,059	Alphabet, Inc., Class A	1,525,569
2,429	Analog Devices, Inc.	516,065
5,703	Apple, Inc.	1,428,145
25,372	Aurora Innovation, Inc. (c)	159,844
4,160	BorgWarner, Inc.	132,246
110,785	ChargePoint Holdings, Inc. (c) (d)	118,540
1,213	Cirrus Logic, Inc. (c)	120,791
661	Cummins, Inc.	230,425
19,105	Ford Motor Co.	189,139
5,502	General Motors Co.	293,092
39,544	indie Semiconductor, Inc., Class A (c) (d)	160,153
20,963	Intel Corp.	420,308
2,828	Lattice Semiconductor Corp. (c)	160,206
1,381	Lear Corp.	130,781
43,582	Lucid Group, Inc. (c)	131,618
4,194	Marvell Technology, Inc.	463,227
10,814	MaxLinear, Inc. (c)	213,901
2,576	Microchip Technology, Inc.	147,734
5,418	Micron Technology, Inc.	455,979
3,141	Microsoft Corp.	1,323,931
11,809	Mobileye Global, Inc., Class A (c)	235,235
9,689	NVIDIA Corp.	1,301,136
2,088	ON Semiconductor Corp. (c)	131,648
2,525	PACCAR, Inc.	262,650
73,669	Plug Power, Inc. (c) (d)	156,915
1,430	Qorvo, Inc. (c)	100,000
5,457	QUALCOMM, Inc.	838,304
3,420	Rambus, Inc. (c)	180,781
14,145	Rivian Automotive, Inc., Class A (c) (d)	188,129
Shares	Description	Value

	United States (Continued)
1,294	Silicon Laboratories, Inc. (c)	$160,741
802	SiTime Corp. (c)	172,053
1,505	Skyworks Solutions, Inc.	133,463
2,010	Synaptics, Inc. (c)	153,403
5,470	Tesla, Inc. (c)	2,209,005
4,472	Texas Instruments, Inc.	838,545
		16,797,432
	Total Common Stocks	29,075,692
	(Cost $27,719,395)
MONEY MARKET FUNDS — 0.1%
16,209	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (g)	16,209
	(Cost $16,209)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.5%
$1,000,000	Mizuho Financial Group, Inc., 4.45% (g), dated 12/31/24, due 01/02/25, with a maturity value of $1,000,247. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,020,000. (h)	1,000,000
31,864	RBC Dominion Securities, Inc., 4.50% (g), dated 12/31/24, due 01/02/25, with a maturity value of $31,872. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $32,501. (h)	31,864
	Total Repurchase Agreements	1,031,864
	(Cost $1,031,864)

	Total Investments — 103.4%	30,123,765
	(Cost $28,767,468)
	Net Other Assets and Liabilities — (3.4)%	(989,391)
	Net Assets — 100.0%	$29,134,374

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $959,291 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,031,864.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of December 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	50.8%
Consumer Discretionary	28.2
Industrials	7.8
Communication Services	5.5
Materials	4.2
Repurchase Agreements	3.4
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	71.7%
JPY	8.5
EUR	7.2
KRW	6.6
HKD	4.2
AUD	0.7
SEK	0.6
IDR	0.3
CHF	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 29,075,692	$ 29,075,692	$ —	$ —
Money Market Funds	16,209	16,209	—	—
Repurchase Agreements	1,031,864	—	1,031,864	—
Total Investments	$30,123,765	$29,091,901	$1,031,864	$—

*	See Portfolio of Investments for country breakout.

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 4.2%
691,453	Amazon.com, Inc. (a)	$151,697,874
	Communications Equipment — 7.0%
1,416,846	Arista Networks, Inc. (a)	156,603,988
1,618,489	Cisco Systems, Inc.	95,814,549
		252,418,537
	Diversified Telecommunication Services — 2.4%
16,319,948	Lumen Technologies, Inc. (a)	86,658,924
	Financial Services — 0.5%
550,245	Toast, Inc., Class A (a)	20,056,430
	Health Care Technology — 0.6%
105,147	Veeva Systems, Inc., Class A (a)	22,107,157
	Interactive Media & Services — 4.4%
850,821	Alphabet, Inc., Class A	161,060,415
	IT Services — 19.5%
1,019,259	Akamai Technologies, Inc. (a)	97,492,123
959,939	Cloudflare, Inc., Class A (a)	103,366,232
1,307,003	DigitalOcean Holdings, Inc. (a)	44,529,592
2,816,866	Fastly, Inc., Class A (a)	26,591,215
632,101	International Business Machines Corp.	138,954,763
371,448	MongoDB, Inc. (a)	86,476,809
621,739	Shopify, Inc., Class A (a)	66,109,508
137,058	Snowflake, Inc., Class A (a)	21,163,126
687,517	Twilio, Inc., Class A (a)	74,306,837
214,157	Wix.com Ltd. (a)	45,947,384
		704,937,589
	Media — 0.6%
186,368	Trade Desk (The), Inc., Class A (a)	21,903,831
	Professional Services — 1.2%
103,301	Paycom Software, Inc.	21,173,606
115,436	Paylocity Holding Corp. (a)	23,026,019
		44,199,625
	Software — 49.2%
139,308	Adobe, Inc. (a)	61,947,481
94,415	Appfolio, Inc., Class A (a)	23,294,069
905,849	Appian Corp., Class A (a)	29,874,900
213,432	AppLovin Corp., Class A (a)	69,115,685
1,564,839	Asana, Inc., Class A (a)	31,719,287
272,681	Atlassian Corp., Class A (a)	66,365,102
285,415	Blackbaud, Inc. (a)	21,097,877
386,352	BlackLine, Inc. (a)	23,474,748
682,750	Box, Inc., Class A (a)	21,574,900
2,330,514	Confluent, Inc., Class A (a)	65,161,171
Shares	Description	Value

	Software (Continued)
69,248	CrowdStrike Holdings, Inc., Class A (a)	$23,693,896
156,842	Datadog, Inc., Class A (a)	22,411,153
300,636	DocuSign, Inc. (a)	27,039,202
866,149	Dropbox, Inc., Class A (a)	26,019,116
218,872	Elastic N.V. (a)	21,685,838
1,407,039	Five9, Inc. (a)	57,182,065
1,127,421	Gitlab, Inc., Class A (a)	63,530,173
99,678	HubSpot, Inc. (a)	69,452,640
37,333	Intuit, Inc.	23,463,791
645,064	Klaviyo, Inc., Class A (a)	26,602,439
339,457	Microsoft Corp.	143,081,126
2,201,993	Nutanix, Inc., Class A (a)	134,717,932
787,305	Open Text Corp.	22,296,478
777,679	Oracle Corp.	129,592,429
123,551	Palo Alto Networks, Inc. (a)	22,481,340
228,735	Q2 Holdings, Inc. (a)	23,022,178
155,974	Qualys, Inc. (a)	21,870,674
1,340,841	RingCentral, Inc., Class A (a)	46,942,843
1,414,267	Rubrik, Inc., Class A (a)	92,436,491
217,804	Salesforce, Inc.	72,818,411
201,664	SAP SE, ADR	49,651,693
68,487	ServiceNow, Inc. (a)	72,604,438
748,210	Sprout Social, Inc., Class A (a)	22,977,529
95,834	Workday, Inc., Class A (a)	24,728,047
739,054	Workiva, Inc. (a)	80,926,413
289,728	Zoom Communications, Inc. (a)	23,644,702
115,967	Zscaler, Inc. (a)	20,921,606
		1,779,419,863
	Technology Hardware, Storage & Peripherals — 10.3%
563,312	Dell Technologies, Inc., Class C	64,916,075
3,387,043	Hewlett Packard Enterprise Co.	72,313,368
586,049	NetApp, Inc.	68,028,568
2,712,702	Pure Storage, Inc., Class A (a)	166,641,284
		371,899,295
	Total Common Stocks	3,616,359,540
	(Cost $2,629,418,889)
MONEY MARKET FUNDS — 0.1%
4,168,893	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	4,168,893
	(Cost $4,168,893)

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$20,115	Bank of America Corp., 4.45% (b), dated 12/31/24, due 01/02/25, with a maturity value of $20,120. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $20,517. (c)	$20,115
	(Cost $20,115)

	Total Investments — 100.0%	3,620,548,548
	(Cost $2,633,607,897)
	Net Other Assets and Liabilities — (0.0)%	(767,092)
	Net Assets — 100.0%	$3,619,781,456

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,616,359,540	$ 3,616,359,540	$ —	$ —
Money Market Funds	4,168,893	4,168,893	—	—
Repurchase Agreements	20,115	—	20,115	—
Total Investments	$3,620,548,548	$3,620,528,433	$20,115	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Argentina — 0.3%
3,941	Pampa Energia S.A., ADR (c)	$346,572
	Australia — 4.4%
136,672	Aristocrat Leisure Ltd. (AUD)	5,782,784
	Belgium — 4.2%
28,111	UCB S.A. (EUR)	5,596,634
	Brazil — 2.3%
1,300,744	Caixa Seguridade Participacoes S.A. (BRL)	3,000,332
	Canada — 10.2%
32,072	Brookfield Asset Management Ltd., Class A	1,737,982
33,634	Celestica, Inc. (CAD) (c)	3,104,029
995	Constellation Software, Inc. (CAD)	3,076,758
8,375	Definity Financial Corp. (CAD)	340,546
2,111	Fairfax Financial Holdings Ltd. (CAD)	2,937,146
26,430	RB Global, Inc.	2,384,250
		13,580,711
	Cayman Islands — 10.4%
59,223	Amer Sports, Inc. (c)	1,655,875
67,867	Full Truck Alliance Co., Ltd., ADR	734,321
291,005	Grab Holdings Ltd., Class A (c)	1,373,544
194,061	Pop Mart International Group Ltd. (HKD) (d) (e)	2,240,035
30,337	SharkNinja, Inc. (c)	2,953,610
69,816	Trip.com Group Ltd., ADR (c)	4,793,567
		13,750,952
	Denmark — 1.2%
7,732	DSV A/S (DKK)	1,642,159
	Germany — 3.2%
17,179	BioNTech SE, ADR (c)	1,957,547
43,321	Siemens Energy AG (EUR) (c)	2,260,757
		4,218,304
	Indonesia — 1.8%
4,454,362	Amman Mineral Internasional PT (IDR) (c)	2,345,493
	Ireland — 2.4%
34,450	CRH PLC	3,187,314
	Israel — 3.8%
21,212	Monday.com Ltd. (c)	4,994,153
	Japan — 9.8%
55,400	Advantest Corp. (JPY)	3,238,547
10,900	SBI Sumishin Net Bank Ltd. (JPY)	262,550
17,400	Sega Sammy Holdings, Inc. (JPY)	340,160
Shares	Description	Value

	Japan (Continued)
1,376,770	SoftBank Corp. (JPY)	$1,740,377
71,600	Sompo Holdings, Inc. (JPY)	1,874,355
386,300	TDK Corp. (JPY)	5,088,225
42,000	Tokyo Metro Co., Ltd. (JPY) (c)	430,023
		12,974,237
	Luxembourg — 10.3%
325,186	InPost S.A. (EUR) (c)	5,561,297
18,139	Spotify Technology S.A. (c)	8,115,026
		13,676,323
	Mexico — 0.8%
20,638	Vista Energy SAB de C.V., ADR (c)	1,116,722
	Norway — 1.7%
126,642	Orkla ASA (NOK)	1,094,158
360,799	Var Energi ASA (NOK)	1,118,523
		2,212,681
	Saudi Arabia — 0.5%
16,765	Dr. Soliman Abdel Kader Fakeeh Hospital Co. (SAR) (c)	298,945
10,840	Riyadh Cables Group Co. (SAR)	397,549
		696,494
	South Korea — 2.8%
17,305	Krafton, Inc. (KRW) (c)	3,673,411
	Sweden — 8.0%
254,475	Nordnet AB publ (SEK)	5,400,537
140,840	Swedish Orphan Biovitrum AB (SEK) (c)	4,040,421
123,442	Tele2 AB, Class B (SEK)	1,218,928
		10,659,886
	Switzerland — 7.0%
17,191	Galderma Group AG (CHF) (c)	1,906,344
57,833	On Holding AG, Class A (c)	3,167,514
95,388	Sandoz Group AG (CHF)	3,906,751
14,948	Sportradar Group AG, Class A (c)	259,198
		9,239,807
	United Arab Emirates — 2.6%
1,445,272	ADNOC Drilling Co. PJSC (AED)	2,097,249
361,318	Emaar Development PJSC (AED)	1,347,669
		3,444,918
	United Kingdom — 8.5%
71,946	ARM Holdings PLC, ADR (c)	8,875,259
329,509	Haleon PLC (GBP)	1,556,813
48,146	Pearson PLC (GBP)	772,708
		11,204,780

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States — 3.7%
177,920	Gen Digital, Inc.	$4,871,450
	Total Common Stocks	132,216,117
	(Cost $110,069,256)
MONEY MARKET FUNDS — 0.0%
20,326	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	20,326
	(Cost $20,326)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$4,723	Bank of America Corp., 4.45% (f), dated 12/31/24, due 01/02/25, with a maturity value of $4,724. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $4,817. (g)	4,723
	(Cost $4,723)

	Total Investments — 99.9%	132,241,166
	(Cost $110,094,305)
	Net Other Assets and Liabilities — 0.1%	167,007
	Net Assets — 100.0%	$132,408,173

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2024.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SAR	– Saudi Riyal
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	25.1%
Consumer Discretionary	16.6
Health Care	13.4
Financials	11.8
Industrials	11.2
Communication Services	11.1
Materials	4.2
Energy	3.3
Consumer Staples	2.0
All Other	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	39.7%
EUR	10.1
JPY	9.8
SEK	8.1
CAD	7.1
CHF	4.4
AUD	4.4
KRW	2.8
AED	2.6
BRL	2.3
IDR	1.8
GBP	1.8
HKD	1.7
NOK	1.7
DKK	1.2
SAR	0.5
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 132,216,117	$ 132,216,117	$ —	$ —
Money Market Funds	20,326	20,326	—	—
Repurchase Agreements	4,723	—	4,723	—
Total Investments	$132,241,166	$132,236,443	$4,723	$—

*	See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Canada — 2.5%
10,822,242	BlackBerry Ltd. (c)	$40,908,075
4,976,867	Open Text Corp. (CAD)	140,845,907
		181,753,982
	France — 3.8%
1,927,457	Thales S.A. (EUR)	276,822,748
	India — 7.9%
26,300,718	Infosys Ltd., ADR (d)	576,511,738
	Israel — 8.0%
1,594,663	Check Point Software Technologies Ltd. (c)	297,723,582
817,795	CyberArk Software Ltd. (c)	272,448,404
764,976	Radware Ltd. (c)	17,234,910
		587,406,896
	Japan — 1.9%
2,553,273	Trend Micro, Inc. (JPY) (d)	139,018,652
	United Kingdom — 0.2%
9,004,941	NCC Group PLC (GBP) (c)	16,977,480
	United States — 75.5%
1,234,443	A10 Networks, Inc.	22,713,751
2,782,099	Akamai Technologies, Inc. (c)	266,107,769
1,958,621	Booz Allen Hamilton Holding Corp.	252,074,523
3,581,299	Broadcom, Inc.	830,288,360
9,803,360	Cisco Systems, Inc.	580,358,912
2,907,226	Cloudflare, Inc., Class A (c)	313,050,096
1,677,768	CrowdStrike Holdings, Inc., Class A (c)	574,065,099
980,458	F5, Inc. (c)	246,555,773
3,053,431	Fortinet, Inc. (c)	288,488,161
9,407,729	Gen Digital, Inc.	257,583,620
1,754,707	Leidos Holdings, Inc.	252,783,090
1,213,905	NetScout Systems, Inc. (c)	26,293,182
2,716,717	Okta, Inc. (c)	214,077,300
1,003,081	OneSpan, Inc. (c)	18,597,122
2,993,436	Palo Alto Networks, Inc. (c)	544,685,615
633,911	Qualys, Inc. (c)	88,887,000
1,069,852	Rapid7, Inc. (c)	43,040,146
1,293,786	Rubrik, Inc., Class A (c)	84,561,853
897,355	Science Applications International Corp.	100,306,342
4,983,699	SentinelOne, Inc., Class A (c)	110,638,118
1,985,597	Tenable Holdings, Inc. (c)	78,192,810
2,038,093	Varonis Systems, Inc. (c)	90,552,472
1,404,854	Zscaler, Inc. (c)	253,449,710
		5,537,350,824
	Total Common Stocks	7,315,842,320
	(Cost $5,377,724,079)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
14,206,368	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (e)	$14,206,368
	(Cost $14,206,368)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$24,802,741	Bank of America Corp., 4.45% (e), dated 12/31/24, due 01/02/25, with a maturity value of $24,808,873. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $25,298,796. (f)	24,802,741
25,823,767	RBC Dominion Securities, Inc., 4.50% (e), dated 12/31/24, due 01/02/25, with a maturity value of $25,830,223. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $26,340,244. (f)	25,823,767
	Total Repurchase Agreements	50,626,508
	(Cost $50,626,508)

	Total Investments — 100.7%	7,380,675,196
	(Cost $5,442,556,955)
	Net Other Assets and Liabilities — (0.7)%	(50,707,378)
	Net Assets — 100.0%	$7,329,967,818

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $48,549,790 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $50,626,508.

(e)	Rate shown reflects yield as of December 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

Sector Allocation	% of Total Investments
Information Technology	87.2%
Industrials	11.9
Repurchase Agreements	0.7
Money Market Funds	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,315,842,320	$ 7,315,842,320	$ —	$ —
Money Market Funds	14,206,368	14,206,368	—	—
Repurchase Agreements	50,626,508	—	50,626,508	—
Total Investments	$7,380,675,196	$7,330,048,688	$50,626,508	$—

*	See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 0.6%
280	BAWAG Group AG (EUR) (c) (d)	$23,537
	Bahamas — 0.1%
186	OneSpaWorld Holdings Ltd.	3,701
	Belgium — 3.7%
188	Solvay S.A. (EUR)	6,068
692	UCB S.A. (EUR)	137,771
		143,839
	Bermuda — 2.4%
826	Fidelis Insurance Holdings Ltd.	14,975
754	Hamilton Insurance Group, Ltd., Class B (e)	14,349
82	International General Insurance Holdings Ltd.	1,948
324	Paysafe Ltd. (e)	5,540
1,217	SiriusPoint Ltd. (e)	19,947
768	Viking Holdings Ltd. (e)	33,838
		90,597
	Cayman Islands — 1.5%
1,799	Amer Sports, Inc. (e)	50,300
112	MoonLake Immunotherapeutics (e)	6,065
159	Opera Ltd., ADR	3,011
		59,376
	Cyprus — 0.0%
1,795	HeadHunter Group PLC, ADR (e) (f) (g) (h)	0
	Denmark — 2.8%
3,124	Cadeler A/S (NOK) (e)	17,481
381	DSV A/S (DKK)	80,919
1,418	H. Lundbeck A/S (DKK)	8,139
		106,539
	Finland — 1.0%
4,466	Mandatum Oyj (EUR)	20,725
1,811	Puuilo Oyj (EUR)	19,172
		39,897
	France — 2.6%
1,834	Canal+ SA (GBP) (e)	4,661
897	Cie de Saint-Gobain S.A. (EUR)	79,629
330	La Francaise des Jeux SACA (EUR) (c) (d)	12,723
125	Planisware S.A. (EUR) (e)	3,641
		100,654
	Germany — 6.7%
388	Auto1 Group SE (EUR) (c) (d) (e)	6,270
423	BioNTech SE, ADR (e)	48,201
732	Daimler Truck Holding AG (EUR)	27,941
Shares	Description	Value

	Germany (Continued)
206	Hensoldt AG (EUR)	$7,362
2,492	IONOS Group SE (EUR) (e)	56,402
1,423	Siemens Energy AG (EUR) (e)	74,261
121	Springer Nature AG & Co. KGaA (EUR) (e)	3,409
1,113	Traton SE (EUR)	32,224
		256,070
	Greece — 0.5%
1,313	Optima bank S.A. (EUR)	17,599
	Guernsey — 0.3%
817	Genius Sports Ltd. (e)	7,067
893	Super Group SGHC Ltd.	5,563
		12,630
	Ireland — 2.3%
909	CRH PLC	84,100
170	Dole PLC	2,302
		86,402
	Israel — 5.9%
3,704	Cellebrite DI Ltd. (e)	81,599
622	Monday.com Ltd. (e)	146,444
		228,043
	Italy — 2.1%
2,697	Banco BPM S.p.A. (EUR)	21,824
4,479	Lottomatica Group S.p.A. (EUR)	59,572
		81,396
	Jersey — 3.4%
334	Birkenstock Holding PLC (e)	18,924
3,784	CVC Capital Partners PLC (EUR) (c) (d) (e)	83,332
567	Janus Henderson Group PLC	24,115
300	JTC PLC (GBP) (c) (d)	3,696
		130,067
	Luxembourg — 9.4%
7,120	InPost S.A. (EUR) (e)	121,766
450	Spotify Technology S.A. (e)	201,321
2,101	Tenaris S.A. (EUR)	39,326
		362,413
	Netherlands — 3.5%
607	Merus N.V. (e)	25,524
160	Newamsterdam Pharma Co. N.V. (e)	4,112
217	Playa Hotels & Resorts N.V. (e)	2,745
2,263	Technip Energies N.V. (EUR)	60,244
1,628	Universal Music Group N.V. (EUR)	41,687
		134,312
	Norway — 3.9%
2,659	DOF Group ASA (NOK) (e)	19,738
4,792	Elopak ASA (NOK)	19,027

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway (Continued)
5,527	Norconsult Norge A/S (NOK)	$21,485
5,348	Orkla ASA (NOK)	46,205
614	SmartCraft ASA (NOK) (e)	1,597
2,436	Telenor ASA (NOK)	27,156
4,444	Var Energi ASA (NOK)	13,777
		148,985
	Spain — 0.5%
9,684	Banco de Sabadell S.A. (EUR)	18,829
	Sweden — 18.2%
3,573	Alleima AB (SEK)	24,253
184	Apotea Sverige AB (SEK) (e)	1,398
3,513	BoneSupport Holding AB (SEK) (c) (d) (e)	122,817
2,209	EQT AB (SEK)	61,116
2,281	Hemnet Group AB (SEK)	69,272
4,597	Munters Group AB (SEK) (c) (d)	77,282
6,940	Nordnet AB publ (SEK)	147,282
741	Nyfosa AB (SEK) (e)	7,227
2,702	Rusta AB (SEK)	18,255
2,764	Storskogen Group AB, Class B (SEK)	2,874
2,523	Swedish Orphan Biovitrum AB (SEK) (e)	72,380
2,433	Tele2 AB, Class B (SEK)	24,025
5,494	Telefonaktiebolaget LM Ericsson, Class B (SEK)	44,632
537	Truecaller AB, Class B (SEK)	2,483
1,841	Vimian Group AB (SEK) (e)	6,623
766	Yubico AB (SEK) (e)	16,824
		698,743
	Switzerland — 11.2%
1,178	Accelleron Industries AG (CHF)	60,617
847	Galderma Group AG (CHF) (e)	93,925
2,849	On Holding AG, Class A (e)	156,040
1,534	Sandoz Group AG (CHF)	62,827
531	Sportradar Group AG, Class A (e)	9,207
1,155	Sunrise Communications AG, Class A (CHF) (e)	50,041
		432,657
	United Kingdom — 13.3%
1,470	AJ Bell PLC (GBP)	8,327
447	Applied Nutrition PLC (GBP) (e)	787
1,866	ARM Holdings PLC, ADR (e)	230,190
4,311	Baltic Classifieds Group PLC (GBP)	17,000
2,917	Bridgepoint Group PLC (GBP) (c) (d)	13,146
Shares	Description	Value

	United Kingdom (Continued)
1,513	Centessa Pharmaceuticals PLC, ADR (e)	$25,343
2,875	Deliveroo PLC (GBP) (c) (d) (e)	5,107
1,723	Dr. Martens PLC (GBP)	1,557
682	Drax Group PLC (GBP)	5,533
1,532	Finablr PLC (GBP) (c) (e) (f) (g) (h)	0
16,234	Haleon PLC (GBP)	76,700
3,698	Just Group PLC (GBP)	7,518
272	Marex Group PLC	8,478
1,186	Pearson PLC (GBP)	19,035
3,851	Petershill Partners PLC (GBP) (c) (d)	11,956
1,033	Raspberry PI Holdings PLC (GBP) (e)	8,083
11,050	Trustpilot Group PLC (GBP) (c) (d) (e)	42,469
289	Verona Pharma PLC, ADR (e)	13,421
1,368	Wise PLC, Class A (GBP) (e)	18,256
		512,906
	United States — 3.9%
5,478	Gen Digital, Inc.	149,988
	Total Common Stocks	3,839,180
	(Cost $3,071,617)
MONEY MARKET FUNDS — 0.0%
434	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (i)	434
	(Cost $434)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$10	Bank of America Corp., 4.45% (i), dated 12/31/24, due 01/02/25, with a maturity value of $10. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $10. (j)	10
	(Cost $10)

	Total Investments — 99.8%	3,839,624
	(Cost $3,072,061)
	Net Other Assets and Liabilities — 0.2%	7,802
	Net Assets — 100.0%	$3,847,426

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of December 31, 2024.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	19.4%
Health Care	16.3
Industrials	15.7
Financials	14.2
Communication Services	12.5
Consumer Discretionary	11.2
Materials	3.5
Energy	3.5
Consumer Staples	3.3
All Other	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	36.4%
EUR	25.4
SEK	18.2
CHF	7.0
GBP	6.4
NOK	4.3
DKK	2.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$ —**	$ —	$ —	$ —**
United Kingdom	512,906	512,906	—	—**
Other Country Categories*	3,326,274	3,326,274	—	—
Money Market Funds	434	434	—	—
Repurchase Agreements	10	—	10	—
Total Investments	$3,839,624	$3,839,614	$10	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 97.3%
	Australia — 3.1%
12,868	CAR Group Ltd. (AUD)	$286,966
1,756	REA Group Ltd. (AUD)	253,579
12,157	SEEK Ltd. (AUD)	169,829
6,382	WiseTech Global Ltd. (AUD)	478,204
		1,188,578
	Canada — 10.5%
2,912	Descartes Systems Group (The), Inc. (CAD) (c)	331,017
34,710	Shopify, Inc., Class A (CAD) (c)	3,694,239
		4,025,256
	Cayman Islands — 50.9%
368,313	Alibaba Group Holding Ltd. (HKD)	3,907,604
77,713	Baidu, Inc., Class A (HKD) (c)	827,495
98,705	JD.com, Inc., Class A (HKD)	1,728,400
11,368	Kanzhun Ltd., ADR (c)	156,878
94,774	Kuaishou Technology (HKD) (c) (d) (e)	504,581
187,415	Meituan, Class B (HKD) (c) (d) (e)	3,660,633
59,281	NetEase, Inc. (HKD)	1,056,375
18,604	PDD Holdings, Inc., ADR (c)	1,804,402
11,891	Sea Ltd., ADR (c)	1,261,635
77,501	Tencent Holdings Ltd. (HKD)	4,161,114
22,579	Tencent Music Entertainment Group, ADR	256,272
12,504	Vipshop Holdings Ltd., ADR	168,429
		19,493,818
	Germany — 1.8%
7,044	Delivery Hero SE (EUR) (c) (d) (e)	197,882
2,555	Scout24 SE (EUR) (d) (e)	225,225
7,463	Zalando SE (EUR) (c) (d) (e)	250,393
		673,500
	Indonesia — 0.4%
34,495,533	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	150,027
	Isle Of Man — 0.5%
21,781	Entain PLC (GBP)	187,382
	Israel — 1.1%
1,896	Wix.com Ltd. (c)	406,787
	Japan — 1.9%
85,276	LY Corp. (JPY)	227,302
14,082	Nexon Co., Ltd. (JPY)	212,691
50,573	Rakuten Group, Inc. (JPY) (c)	276,063
		716,056
	Luxembourg — 4.7%
4,000	Spotify Technology S.A. (c)	1,789,520
Shares	Description	Value

	Netherlands — 9.1%
1,072	Adyen N.V. (EUR) (c) (d) (e)	$1,595,691
47,456	Prosus N.V. (EUR)	1,885,184
		3,480,875
	New Zealand — 1.3%
4,892	Xero Ltd. (AUD) (c)	510,383
	South Africa — 3.6%
6,162	Naspers Ltd., Class N (ZAR)	1,362,675
	South Korea — 3.1%
10,427	Kakao Corp. (KRW)	270,564
1,028	Krafton, Inc. (KRW) (c)	218,218
5,095	NAVER Corp. (KRW) (c)	688,378
		1,177,160
	Taiwan — 0.7%
8,641	International Games System Co., Ltd. (TWD)	256,717
	United Kingdom — 2.1%
30,450	Auto Trader Group PLC (GBP) (d) (e)	302,293
26,803	Rightmove PLC (GBP)	215,353
22,700	Wise PLC, Class A (GBP) (c)	302,935
		820,581
	United States — 2.5%
44,266	Coupang, Inc. (c)	972,967
	Total Common Stocks	37,212,282
	(Cost $38,398,166)
MONEY MARKET FUNDS — 0.1%
46,619	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	46,619
	(Cost $46,619)

	Total Investments — 97.4%	37,258,901
	(Cost $38,444,785)
	Net Other Assets and Liabilities — 2.6%	1,009,947
	Net Assets — 100.0%	$38,268,848

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Consumer Discretionary	44.4%
Communication Services	35.8
Information Technology	14.6
Financials	5.1
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	42.5%
USD	18.4
EUR	11.1
CAD	10.8
AUD	4.6
ZAR	3.7
KRW	3.2
GBP	2.7
JPY	1.9
TWD	0.7
IDR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 37,212,282	$ 37,212,282	$ —	$ —
Money Market Funds	46,619	46,619	—	—
Total Investments	$37,258,901	$37,258,901	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Brazil — 13.4%
21,929	Ambev S.A. (BRL)	$41,673
27,494	B3 S.A. - Brasil Bolsa Balcao (BRL)	45,928
32,426	Banco Bradesco S.A. (Preference Shares) (BRL)	60,676
6,531	Banco BTG Pactual S.A. (BRL)	28,755
10,003	Banco do Brasil S.A. (BRL)	39,135
18,658	Banco Santander Brasil S.A. (BRL)	71,940
26,017	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	129,414
29,478	Itausa S.A. (Preference Shares) (BRL)	42,133
4,266	Localiza Rent a Car S.A. (BRL)	22,235
42,161	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	246,980
3,583	Suzano S.A. (BRL)	35,831
15,316	Vale S.A. (BRL)	135,239
7,504	WEG S.A. (BRL)	64,098
		964,037
	Hungary — 2.7%
3,551	OTP Bank Nyrt (HUF)	193,917
	India — 15.1%
282	Adani Enterprises Ltd. (INR)	8,329
475	Adani Green Energy Ltd. (INR) (c)	5,774
828	Adani Ports & Special Economic Zone Ltd. (INR)	11,906
476	Asian Paints Ltd. (INR)	12,684
250	Avenue Supermarts Ltd. (INR) (c) (d) (e)	10,401
2,967	Axis Bank Ltd. (INR)	36,898
116	Bajaj Auto Ltd. (INR)	11,921
265	Bajaj Finance Ltd. (INR)	21,119
587	Bajaj Finserv Ltd. (INR)	10,751
2,476	Bharti Airtel Ltd. (INR)	45,919
563	Cipla Ltd. (INR)	10,055
362	Grasim Industries Ltd. (INR)	10,328
997	HCL Technologies Ltd. (INR)	22,329
7,499	HDFC Bank Ltd. (INR)	155,286
833	Hindustan Unilever Ltd. (INR)	22,640
6,849	ICICI Bank Ltd. (INR)	102,531
658	IndusInd Bank Ltd. (INR)	7,379
3,298	Infosys Ltd. (INR)	72,421
7,249	ITC Ltd. (INR)	40,951
3,116	Jio Financial Services Ltd. (INR) (c)	10,872
1,419	Kotak Mahindra Bank Ltd. (INR)	29,603
1,041	Larsen & Toubro Ltd. (INR)	43,866
Shares	Description	Value

	India (Continued)
910	Mahindra & Mahindra Ltd. (INR)	$31,963
142	Maruti Suzuki India Ltd. (INR)	18,010
362	Nestle India Ltd. (INR)	9,176
4,449	NTPC Ltd. (INR)	17,323
4,435	Power Grid Corp. of India Ltd. (INR)	15,991
6,343	Reliance Industries Ltd. (INR)	90,051
3,279	State Bank of India (INR)	30,447
1,093	Sun Pharmaceutical Industries Ltd. (INR)	24,082
906	Tata Consultancy Services Ltd. (INR)	43,333
2,114	Tata Motors Ltd. (INR)	18,276
7,823	Tata Steel Ltd. (INR)	12,614
373	Titan Co., Ltd. (INR)	14,173
212	Trent, Ltd. (INR)	17,639
118	UltraTech Cement Ltd. (INR)	15,749
6,954	Zomato Ltd. (INR) (c)	22,585
		1,085,375
	Mexico — 14.7%
276,011	America Movil S.A.B. de C.V., Series B (MXN)	197,898
141,143	Cemex S.A.B. de C.V., Series CPO (MXN)	79,063
20,478	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	174,521
28,091	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	180,488
61,304	Grupo Mexico S.A.B. de C.V., Series B (MXN)	290,864
50,021	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	131,680
		1,054,514
	Philippines — 1.6%
7,209	SM Investments Corp. (PHP)	112,039
	Poland — 6.2%
3,603	Bank Polska Kasa Opieki S.A. (PLN)	120,298
9,981	ORLEN S.A. (PLN)	114,063
14,717	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	212,941
		447,302
	South Africa — 14.8%
1,077	Capitec Bank Holdings Ltd. (ZAR)	178,880
62,132	FirstRand Ltd. (ZAR)	250,092

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
1,988	Naspers Ltd., Class N (ZAR)	$439,629
16,902	Standard Bank Group Ltd. (ZAR)	198,619
		1,067,220
	South Korea — 13.5%
308	Celltrion, Inc. (KRW)	39,228
223	Ecopro Co., Ltd. (KRW) (c)	8,710
579	Hana Financial Group, Inc. (KRW)	22,340
268	HLB, Inc. (KRW) (c)	13,308
118	Hyundai Mobis Co., Ltd. (KRW)	18,957
354	Hyundai Motor Co. (KRW)	50,978
618	Kakao Corp. (KRW)	16,036
676	KB Financial Group, Inc. (KRW)	38,067
469	Kia Corp. (KRW)	32,081
104	LG Chem Ltd. (KRW) (c)	17,661
284	NAVER Corp. (KRW) (c)	38,371
141	POSCO Holdings, Inc. (KRW)	24,280
37	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	23,852
12,449	Samsung Electronics Co., Ltd. (KRW)	449,877
106	Samsung SDI Co., Ltd. (KRW)	17,821
983	Shinhan Financial Group Co., Ltd. (KRW)	31,817
1,069	SK Hynix, Inc. (KRW)	126,277
		969,661
	Taiwan — 17.8%
3,600	ASE Technology Holding Co., Ltd. (TWD)	17,789
9,571	Cathay Financial Holding Co., Ltd. (TWD)	19,939
4,752	Chunghwa Telecom Co., Ltd. (TWD)	17,901
19,015	CTBC Financial Holding Co., Ltd. (TWD)	22,678
2,047	Delta Electronics, Inc. (TWD)	26,880
15,600	E.Sun Financial Holding Co., Ltd. (TWD)	12,824
5,209	Formosa Plastics Corp. (TWD)	5,640
8,800	Fubon Financial Holding Co., Ltd. (TWD)	24,238
13,003	Hon Hai Precision Industry Co., Ltd. (TWD)	72,978
1,532	MediaTek, Inc. (TWD)	66,122
12,610	Mega Financial Holding Co., Ltd. (TWD)	14,885
616	Novatek Microelectronics Corp. (TWD)	9,432
2,958	Quanta Computer, Inc. (TWD)	25,895
Shares	Description	Value

	Taiwan (Continued)
27,109	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	$888,901
5,086	Uni-President Enterprises Corp. (TWD)	12,550
12,850	United Microelectronics Corp. (TWD)	16,874
3,001	Wistron Corp. (TWD)	9,520
13,675	Yuanta Financial Holding Co., Ltd. (TWD)	14,182
		1,279,228
	Total Common Stocks	7,173,293
	(Cost $7,078,624)
MONEY MARKET FUNDS — 0.5%
34,030	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	34,030
	(Cost $34,030)

	Total Investments — 100.3%	7,207,323
	(Cost $7,112,654)
	Net Other Assets and Liabilities — (0.3)%	(19,957)
	Net Assets — 100.0%	$7,187,366

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2024.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	32.7%
Information Technology	25.9
Consumer Discretionary	9.4
Materials	8.9
Energy	6.3
Consumer Staples	6.1
Communication Services	4.4
Industrials	3.8
Health Care	1.5
All Other	1.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
TWD	17.7%
INR	15.1
ZAR	14.8
MXN	14.6
KRW	13.4
BRL	13.4
PLN	6.2
HUF	2.7
PHP	1.6
USD	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,173,293	$ 7,173,293	$ —	$ —
Money Market Funds	34,030	34,030	—	—
Total Investments	$7,207,323	$7,207,323	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
December 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, ISE CTA Cloud ComputingTM Index, Nasdaq CTA CybersecurityTM Index, Nasdaq Clean Edge Smart Grid InfrastructureTM Index and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.

First Trust Exchange-Traded Fund II
Additional Information (Continued)
December 31, 2024 (Unaudited)
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
“Bloomberg®” and Bloomberg Emerging Market Democracies Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.